BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income (loss)	$8,437	$(1,578)	$16,473	$(28,955)
Weighted average number of common shares outstanding – Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	22,425	—	74,773	—
Weighted average number of common shares outstanding – Diluted	23,561,344	23,538,919	23,613,692	23,538,919
Earnings (loss) per share
Basic	$0.36	$(0.07)	$0.70	$(1.23)
Diluted	$0.36	$(0.07)	$0.70	$(1.23)